RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RELATED PARTY TRANSACTIONS [Text Block]
10.	RELATED PARTY TRANSACTIONS

Related party transactions not otherwise described in these consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, being the Chief Executive Officer, Chief Financial Officer, Chief Operating Officer and the Executive Vice-President of Business Development who have the authority and responsibility for planning, directing and controlling the activities of the Company, consist of the following amounts:

	December 31,	December 31,	December 31,
	2017	2016	2015

Management compensation	$544,014	$717,368	$727,217
Management bonus *	$-	$-	$-
Share-based expense **	$264,172	$160,854	$553,011
Directors’ fees	$67,000	$66,000	$34,500

*	The Company has management bonus agreements whereby 10% of the annual income before taxes and share-based expense is equally distributed to management.

**	Share-based expense consists of the key management portion of the fair value of options granted calculated using the Black-Scholes option pricing model and does not include any cash compensation.

As at December 31, 2017, amounts due to related parties included accounts payable, which are unsecured and have no interest or specific terms of payments, of $45,262 (2016 - $36,000) consisting of $16,500 (2016 - $36,000) for directors’ fees and $28,762 (2016 - $nil) for management fees.